Common Shareholders' Equity (Details)		12 Months Ended
	Jan. 01, 2017 shares	Dec. 31, 2020 vote shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Series A Common Shares
Share repurchases
Number of votes | vote		10
Voting rights for number of board of directors		75%
Common Shares
Share repurchases
Number of votes | vote		1
Voting rights for number of board of directors		25%
Common Shares | 401(k)
Share repurchases
Shares reserved (in shares)		67,000
Common Shares | Treasury shares
Share repurchases
Repurchase authorization, cumulative shares authorized (in shares)		4,507,000
Common shareholders' equity, other disclosures
Shares reissued (in shares)		693,000	432,000	1,181,000
Common Shares | Treasury shares | Minimum
Share repurchases
Repurchase authorization, additional number of shares per year (in shares)	0
Common Shares | Treasury shares | Maximum
Share repurchases
Repurchase authorization, additional number of shares per year (in shares)	1,300,000